SCHEDULE OF PURCHASES FROM RELATED PARTIES (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Related Party Transaction [Line Items]
Purchases from related parties	$ 679,020	$ 291,687
Dongguan Anxiang Technology Co Ltd [Member] | Significantly Influenced By The Company [Member]
Related Party Transaction [Line Items]
Purchases from related parties	184,099	64,035
Guangfong Jiaduonuo Shengshi Tradong Co Ltd [Member] | Significantly Influenced By The Company [Member]
Related Party Transaction [Line Items]
Purchases from related parties	168,066	24,774
Dongguan Baxi Food Distribution Co Ltd [Member] | Significantly Influenced By The Company [Member]
Related Party Transaction [Line Items]
Purchases from related parties	79,685	32,425
Dongguan Dalingshan Xinwenhua Drinking Water Store [Member] | Significantly Influenced By The Company [Member]
Related Party Transaction [Line Items]
Purchases from related parties	63,483	9,857
Dongguan Pengqin Drinking Water Co Ltd [Member] | Significantly Influenced By The Company [Member]
Related Party Transaction [Line Items]
Purchases from related parties	57,086	73,843
Dongguan Tailai Trading Co Ltd [Member] | Significantly Influenced By The Company [Member]
Related Party Transaction [Line Items]
Purchases from related parties	72,664	48,852
Dongguan Dengqinghu Drinking Water Store [Member] | Significantly Influenced By The Company [Member]
Related Party Transaction [Line Items]
Purchases from related parties	9,483	12,394
Dongguan Dalingshan Runxin Drinking Water Store [Member] | Significantly Influenced By The Company [Member]
Related Party Transaction [Line Items]
Purchases from related parties	$ 44,454	$ 25,507